Advances to suppliers - Additional information (Details)	6 Months Ended
	Mar. 31, 2019 USD ($) item	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers	$ 8,488,640	$ 5,868,486	$ 4,112,915
Number of suppliers | item	2
Two suppliers
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers	$ 8,412,607
Percentage of advances to suppliers utilized	100.00%
Percentage of advances to suppliers on each purchase order	30.00%